Effect of Derivative Instruments Designated as Cash Flow Hedges (Parenthetical) (Detail) (Cash Flow Hedging, Commodity Contract, USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 01, 2014
Cash Flow Hedging | Commodity Contract
Derivative Instruments, Gain (Loss) [Line Items]
Losses related to change in fair value of commodity contracts terminated prior to contract maturity	$ 27.8